Guarantees granted, commitments and contingent liabilities - Disclosure of maturity analysis of purchase obligations (Details) € in Millions	Dec. 31, 2023 EUR (€)
StarPlus Energy LLC
Disclosure Of Maturity Analysis For Minimum Purchase Obligations [Line Items]
Purchase obligation, battery production, term	9 years
NextStar Energy Inc
Disclosure Of Maturity Analysis For Minimum Purchase Obligations [Line Items]
Purchase obligation, battery production, term	2 years
2024
Disclosure Of Maturity Analysis For Minimum Purchase Obligations [Line Items]
Minimum purchase obligation payable	€ 2,130
2025
Disclosure Of Maturity Analysis For Minimum Purchase Obligations [Line Items]
Minimum purchase obligation payable	1,893
2026
Disclosure Of Maturity Analysis For Minimum Purchase Obligations [Line Items]
Minimum purchase obligation payable	2,909
2027
Disclosure Of Maturity Analysis For Minimum Purchase Obligations [Line Items]
Minimum purchase obligation payable	2,961
2028
Disclosure Of Maturity Analysis For Minimum Purchase Obligations [Line Items]
Minimum purchase obligation payable	3,206
Later than five years [member]
Disclosure Of Maturity Analysis For Minimum Purchase Obligations [Line Items]
Minimum purchase obligation payable	€ 2,374